SUBSEQUENT EVENTS (Details Narrative) - USD ($)																	1 Months Ended			6 Months Ended
	Aug. 12, 2024	Aug. 05, 2024	Jul. 02, 2024	May 31, 2024	May 30, 2024	Apr. 05, 2024	Apr. 03, 2024	Mar. 07, 2024	Feb. 28, 2024	Feb. 23, 2024	Jan. 29, 2024	Jan. 23, 2024	Jan. 10, 2024	Jan. 05, 2024	Jul. 17, 2023	Jan. 05, 2023	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Oct. 12, 2024	Sep. 30, 2024	Aug. 30, 2024	Jul. 31, 2024	Jul. 12, 2024	Mar. 29, 2024	Jan. 04, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Debt face amount															$ 1,944,000
Exercise price														$ 0.55
Notes payable																			$ 3,911,446									$ 1,098,158
Class of warrant or right number of securities called by warrants or rights														2,750,001
Common Stock, Par or Stated Value Per Share													$ 0.0001						$ 0.0001	$ 0.0001								$ 0.0001
Preferred Stock, Shares Authorized													25,000,000						10,000,000	25,000,000								10,000,000
Preferred Stock, Par or Stated Value Per Share													$ 0.0001
Convertible Notes Payable																			$ 2,595,000
Redemption price							130.00%
Standard Waste Services LLC [Member]
Subsequent Event [Line Items]
Notes payable				$ 2,859,898
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																12.00%
Repayments of Assumed Debt																$ 250,000	$ 600,000	$ 50,000	$ 125,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Subsequent Event [Line Items]
Debt face amount																				$ 2,107,090
Forbearance Fee																	100,000
Repayments of Assumed Debt																	$ 500,000
Percentage of debt and captial securities																	25.00%
Proceeds from Issuance of Long-Term Debt and Capital Securities, Net																	$ 6,000,000.0
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Subsequent Event [Line Items]
Forbearance Fee																	50,000
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share																			$ 0.0001									$ 0.0001
Series B Convertible Preferred Stock [Member] | Board Of Directors [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized																										1,360,000
Preferred Stock, Par or Stated Value Per Share																										$ 10.00
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued					42,220,000
Series B Preferred Stock [Member] | Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Subsequent Event [Line Items]
Shares issued																				5,000
Forbearance Fee																	50,000
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized													630,900
Preferred Stock, Par or Stated Value Per Share																			$ 0.0001	$ 0.0001								$ 0.0001
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued															7,000,000
Series A Preferred Stock [Member] | Standard Waste Services LLC [Member]
Subsequent Event [Line Items]
Shares issued				612,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share							$ 10.00
Stock Issued During Period, Shares, Reverse Stock Splits													50
Stockholders' Equity, Reverse Stock Split													The Titan board of directors shall amend the articles of incorporation of Titan to reduce the number of authorized shares of common stock to a number of shares, as determined by the Titan board of directors, that is not less than 110% of the number of outstanding shares of common stock on a fully-diluted basis after giving effect to the Reverse Stock Split
Preferred Stock, Dividend Rate, Percentage							10.00%
Redemption price							130.00%
Subsequent Event [Member] | First Investors [Member]
Subsequent Event [Line Items]
Class of warrant or right number of securities called by warrants or rights														916,667
Subsequent Event [Member] | Second Investors [Member]
Subsequent Event [Line Items]
Class of warrant or right number of securities called by warrants or rights														666,667
Subsequent Event [Member] | Third Investors [Member]
Subsequent Event [Line Items]
Class of warrant or right number of securities called by warrants or rights														1,166,667
Subsequent Event [Member] | Three Investors [Member]
Subsequent Event [Line Items]
Exercise price														$ 0.06
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants														$ 650,000
Percentage of reserve														125.00%
Subsequent Event [Member] | Titan Environmental Solutions Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share													$ 0.0001
Preferred Stock, Shares Authorized													25,000,000
Subsequent Event [Member] | Cavalary [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding term	5 years																								5 years
Exercise price	$ 0.06
Notes payable	$ 500,000
Debt instrument interest rate stated percentage	5.00%																				0.00%
Debt instrument original issue discount	$ 25,000
Class of warrant or right number of securities called by warrants or rights	10,000,000
Subsequent Event [Member] | Michaelson Capital [Member]
Subsequent Event [Line Items]
Debt face amount																								$ 2,107,089
Debt Instrument, Interest Rate, Effective Percentage																								16.00%
Due payment																							$ 750,000
Forbearance Fee																						$ 457,089		$ 10,000
Subsequent Event [Member] | Michaelson Capital [Member] | Titan Trucking LLC [Member]
Subsequent Event [Line Items]
Repayments of Assumed Debt																	600,000	$ 50,000
Subsequent Event [Member] | Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Subsequent Event [Line Items]
Forbearance Fee																	100,000
Repayments of Assumed Debt																	$ 500,000
Percentage of debt and captial securities																	25.00%
Proceeds from Issuance of Long-Term Debt and Capital Securities, Net																	$ 6,000,000.0
Subsequent Event [Member] | Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Subsequent Event [Line Items]
Forbearance Fee																	50,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted		2,399,577
Subsequent Event [Member] | Series B Preferred Stock [Member] | Board Of Directors [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized							1,360,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Subsequent Event [Line Items]
Forbearance Fee																	$ 50,000
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member] | Titan Environmental Solutions Inc [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized													630,900
Preferred Stock, Par or Stated Value Per Share													$ 0.0001
Subsequent Event [Member] | Series A Rights [Member]
Subsequent Event [Line Items]
Shares issued												100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period												100,000
Subsequent Event [Member] | Series B Rights [Member]
Subsequent Event [Line Items]
Shares issued											10,152,269
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											10,152,269
Subsequent Event [Member] | Related Party Convertible Note Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage									11.00%
Debt Instrument, Maturity Date									Aug. 31, 2025
Convertible Notes Payable									$ 62,500
Debt Instrument, Unamortized Discount									$ 12,500
Subsequent Event [Member] | Related Party Note Payable [Member]
Subsequent Event [Line Items]
Notes payable										$ 55,000
Debt Instrument, Unamortized Discount										$ 5,000
Debt Instrument, Debt Default, Description of Notice of Default										The note also has a provision requiring a late fee of 10% of the note’s principal in the event the Company defaults on repayment by more than thirty (30) days
Subsequent Event [Member] | Related Party Note Payable [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Notes payable										$ 55,000
Debt Instrument, Unamortized Discount										$ 5,000
Debt Instrument, Debt Default, Description of Notice of Default										The note also has a provision requiring a late fee of 10% of the note’s principal in the event the Company defaults on repayment by more than thirty (30) days
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage								11.00%	11.00%
Debt Instrument, Maturity Date								Aug. 31, 2025	Aug. 31, 2025
Convertible Notes Payable								$ 125,000	$ 62,500
Debt Instrument, Unamortized Discount								$ 25,000	$ 12,500
Subsequent Event [Member] | Series A Preferred Stock [Member] | Board Of Directors [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized																											630,900
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued			100
Exchange Subscription Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt face amount			$ 500,000
Exchange issuance, shares			50,453
Warrants purchase, shares			50,453
Exercise price			$ 0.06
Note Payables Exchange [Member] | Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued			50,453
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price						$ 0.06
Class of warrant or right number of securities called by warrants or rights						5,000,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants						$ 500,000
Percentage of reserve						125.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						50,000